Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12.	COMMITMENTS AND CONTINGENCIES

(a)	The Group leases premises under various operating leases that do not contain any renewal or escalation clauses. Rental expense under operating leases was $1,145, $1,281 and $1,255 for the years ended March 31, 2017, 2018 and 2019, respectively.

As of March 31, 2019, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2020	1,133
2021	-
2022	-
2023	-
2024	-
Thereafter	2,983

Total minimum lease payment	4,116

(b)	As of March 31, 2018 and 2019, the Group had commitments for capital expenditure contracted for but not provided in the consolidated financial statements in respect of the acquisition of property, plant and equipment of $20 and $nil, respectively.